Operating Lease	6 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
OPERATING LEASE
10.	OPEARTING LEASE

As of December 31, 2021, the Company leases offices space under certain non-cancelable operating leases, with terms ranging between one and ten years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of its incremental borrowing rate.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	December 31, 2021	June 30, 2021
	(unaudited)
Rights of use lease assets	$624,959	$1,165,172

Operating lease liabilities, current	204,244	263,023
Operating lease liabilities, noncurrent	264,540	827,086
Total operating lease liabilities	$468,784	$1,090,109

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2021 and June 30, 2021:

	December 31, 2021	June 30, 2021
	(unaudited)
Remaining lease term and discount rate
Weighted average remaining lease term (years)	2.7	6.4
Weighted average discount rate	4.75%	4.75%

During the six months ended December 31, 2021 and 2020, the Company incurred total operating lease expenses of $121,185 and $100,892, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2021:

For the six months ended June 30, 2022	$170,473
For the twelve months ended June 30, 2023	136,929
For the twelve months ended June 30, 2024	82,103
For the twelve months ended June 30, 2025	66,089
For the twelve months ended June 30, 2026 and thereafter	66,089
Total lease payments	521,683
Less: imputed interest	(52,899)
Present value of lease liabilities	$468,784